Debt - Future Maturities of Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Future maturities of long-term debt
Year 1: Long-term debt maturities	$ 25.3
Year 2: Long-term debt maturities	32.7
Year 3: Long-term debt maturities	0.4
Year 4: Long-term debt maturities	6.5
Year 5: Long-term debt maturities	0.1
Year 6 and thereafter: Long-term debt maturities	2.8
Long-term debt carrying amount	$ 67.8	$ 54.0